Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short term investment	$ 29,098,513	$ 18,535,354
Warrants liability	521,838	2,338,223
Total	29,620,351	20,873,577
Active Market for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short term investment	29,098,513	18,535,354
Warrants liability
Total	29,098,513	18,535,354
Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short term investment
Warrants liability	521,838	2,338,223
Total	521,838	2,338,223
Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Short term investment
Warrants liability
Total